Common shares (Details)		1 Months Ended	12 Months Ended
	Nov. 21, 2012 shares	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares
Share repurchase program approved on May 4, 2014 and March 5, 2015 [Member]
Common shares [Line Items]
Number of share repurchase programs		2
Share repurchase program authorized amount | $		$ 200,000,000
Average purchase price per share | $ / shares				$ 54.82
Shares repurchased value | $				$ 169,500,000
Share repurchase programs, shares				3,092,556
Class A common shares [Member]
Common shares [Line Items]
Issuance of common shares (in shares)	179,400,000				25,036,140
Issuance costs of common stock | $			$ 11,887,180	$ 26,110,680
Common shares, shares authorized			10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued			750,115,028	728,227,848	706,173,568
Common shares, shares outstanding			750,115,028	728,227,848	706,173,568
Class B common shares [Member]
Common shares [Line Items]
Common shares, shares authorized			1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued			359,557,976	369,557,976	427,352,696
Common shares, shares outstanding			359,557,976	369,557,976	427,352,696
Common shares [Member]
Common shares [Line Items]
Conversion of Stock, Shares Converted	548,408,914
Common shares [Member] | Share repurchase program approved on May 4, 2014 and March 5, 2015 [Member]
Common shares [Line Items]
Average purchase price per share | $ / shares				$ 2.74
Share repurchase programs, shares				61,851,120
Common shares [Member] | Class A common shares [Member]
Common shares [Line Items]
Common shares, shares outstanding			750,115,028	728,227,848	706,173,568	622,658,738
Common shares [Member] | Class B common shares [Member]
Common shares [Line Items]
Conversion of Stock, Shares Converted			10,000,000	57,794,720	58,478,690
Common shares, shares outstanding			359,557,976	369,557,976	427,352,696	485,831,386